Acquisition of Businesses - Revenue and expenses from the date of acquisition (Details) kr in Millions, $ in Millions				1 Months Ended	3 Months Ended	6 Months Ended
	May 21, 2024 DKK (kr)	May 21, 2024 USD ($)	May 20, 2024 DKK (kr)	Jun. 30, 2024 DKK (kr)	Jun. 30, 2024 DKK (kr)	Jun. 30, 2024 DKK (kr)
Acquisition of Businesses
Cash payment related to the portion of awards with future vesting conditions						kr 79
Acquisition and integration related charges					kr 176	kr 252
ProfoundBio
Acquisition of Businesses
Revenue				kr 0
Research and development expenses				70
Selling, general and administrative expenses				7
Acquisition and integration related charges				139
Total				kr 216
Cash payment related to the portion of awards with future vesting conditions	kr 79	$ 11
Acquisition and integration related charges			kr 113